Fair value measurements and valuation processes (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure Of Fair Value Measurement [Abstract]
Disclosure of fair value measurement of assets and liabilities explanatory	Level 2 assets and liabilities are shown below.

	As at 30 June		As at 31 December
	2025	2024	2024
	£m	£m	£m
Assets at fair value
Derivatives relating to
– interest rate swaps	59	5	11
– cross-currency swaps	110	93	100
– forward foreign currency contracts	274	161	185
Assets at fair value	443	259	296

Liabilities at fair value
Derivatives relating to
– interest rate swaps	117	227	270
– cross-currency swaps	14	10	16
– forward foreign currency contracts	207	82	131
– embedded derivative relating to associates	—	17	7
Liabilities at fair value	338	336	424